As filed with the Securities and Exchange Commission on March 14, 2025
File Nos. 333-160595
811-22311

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 175
☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 177
☒

SCHWAB STRATEGIC TRUST
(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)

Catherine M. MacGregor, Esq.
211 Main Street
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	Gregory C. Davis, Esq. Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111‑4006

It is proposed that this filing will become effective (check appropriate box):
□  Immediately upon filing pursuant to paragraph (b)
□  On (date) pursuant to paragraph (b)
□  60 days after filing pursuant to paragraph (a)(1)
□  On (date) pursuant to paragraph (a)(1)
□  75 days after filing pursuant to paragraph (a)(2)
☒  On May 28, 2025 pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
Prospectus | [ ], [ ]
Schwab® ETFs

Schwab® Government Money Market ETF
Ticker Symbol	SGVT
Principal U.S. Listing Exchange: [NYSE Arca, Inc.]
As with all exchange-traded funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Government Money Market ETF

Schwab® Government Money Market ETF
Ticker Symbol:	SGVT

Investment Objective

The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.[To be updated by amendment]
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	[ ]
Other expenses(1)	None
Total annual fund operating expenses	[ ]

(1)
“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year		3 Years
$	[]	$	[]
Principal Investment Strategies

To pursue its goal, the fund invests in U.S. government securities, such as:
•
U.S. Treasury bills and notes

•
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

•
repurchase agreements that are collateralized fully by cash and/or U.S. government securities

•
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
Although the fund intends to operate as a “government money market fund”, it will not seek to maintain a stable net asset value (“NAV”) per share nor will it use the amortized cost method of valuation. Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an exchange traded fund (“ETF”). As an ETF, the fund’s shares will be traded on the [NYSE Arca, Inc. (“NYSE Arca”)] exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the [NYSE Arca]. You could lose money by investing in the fund. Because the share price and NAV of the fund will fluctuate, when shares are sold on the [NYSE Arca] (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
The fund is an actively managed ETF fund and therefore does not seek to replicate the performance of any specific index.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.

Schwab Government Money Market ETF | Fund Summary1

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a discretionary liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
New Fund Risk. The fund is a new ETF and has only recently commenced operations and therefore has limited operating history on which investors can base their investment decision. Additionally, due to the fund’s small asset base, certain of the fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. There can be no assurance that the fund will grow to or maintain an economically viable size, in which case the fund may cease operations. In such an event, your interest in the fund may be liquidated at an inopportune time.
Management Risk. Any actively managed fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of

2Schwab Government Money Market ETF | Fund Summary

interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on capital preservation and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, once available, please see
www.schwabassetmanagement.com/prospectus.
Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Because the fund is new, the fund does not have a sufficient trading history to report trading information and related costs. When available, recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.schwabassetmanagement.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Schwab Government Money Market ETF | Fund Summary3

About the Fund

The fund described in this prospectus is advised by Charles Schwab Investment Management, Inc., dba Schwab Asset Management (the investment adviser). The fund is an “exchange-traded fund” (ETF). ETFs are funds that trade like other publicly-traded securities. The fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
Unlike shares of a mutual fund, shares of the fund are listed on a national securities exchange and trade at market prices that change throughout the day. The market price for the fund’s shares may be different from its net asset value per share (NAV). The fund has its own CUSIP number and trades on the [NYSE Arca] under the following ticker:
Schwab Government Money Market ETF	SGVT
The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement (Authorized Participants) purchase or redeem Creation Units.
A Note to Retail Investors
Shares can be purchased directly from the fund only in exchange for a basket of securities and/or an amount of cash that is expected to be worth a minimum of a million dollars or more. Most individual investors, therefore, will not be able to purchase shares directly from the fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this prospectus – such as information about purchasing and redeeming shares from the fund and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
The fund’s performance will fluctuate over time and, as with all investments, future performance may differ from past performance.
4Schwab Government Money Market ETF | About the Fund

Fund Details

There can be no assurance that the fund will achieve its objective. Except as explicitly described otherwise, the investment objective, strategies and policies of the fund may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in the fund are summarized in the fund summary at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in the day-to-day portfolio management of the fund, as described below. In addition to the particular types of securities and strategies that are described in this prospectus, the fund may use strategies that are not described herein in support of its overall investment goal. These additional strategies and the risks associated with them are described in the “Investment Objective, Strategies, Risks and Limitations” section in the Statement of Additional Information (SAI).
Money Fund Regulations

Money market funds in the United States are subject to rules governing their operation:
•
Credit quality: money market funds must invest exclusively in high-quality securities.

•
Diversification: requirements for diversification limit the fund’s exposure to any given issuer, guarantor or liquidity provider.

•
Maturity: money market funds must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days. In addition, money market funds cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

•
Liquidity: taxable money market funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 25% or 50%, respectively, of the fund’s total assets.

Although the fund will seek to qualify as a “government money market fund,” it will not seek to maintain a stable NAV per share nor will it use the amortized cost method of valuation. Instead, the fund will calculate its NAV per share based on the market value of its investments. As a government money market fund, the fund is not subject to a liquidity fee. In addition, unlike a traditional money market fund, the fund operates as an ETF. As an ETF, the fund’s shares will be traded on a national securities exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the securities exchange. You could lose money by investment in the fund. Because the share price and NAV of the fund will fluctuate, when shares are sold on a securities exchange (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
Investment Objective and More About Principal Risks

Investment Objective
The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. This risk is greater when the fund holds fixed-income securities with longer maturities. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share
Schwab Government Money Market ETF | Fund Details5

price is likely to be. For example, a fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Duration is an estimate of a security’s (or portfolio of securities) sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Economic conditions and other factors, including a central bank’s monetary policy, may result in changes in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. Rising interest rates may decrease liquidity in the fixed-income securities markets, making it more difficult for the fund to sell its fixed-income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of the fund’s fixed-income securities holdings. Certain countries have experienced negative interest rates on certain fixed-income securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Inflation-protected securities may react differently to interest rate changes than other types of fixed-income securities and tend to react to changes in “real” interest rates. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on capital preservation and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and/or redeem, fund shares may trade at a premium or discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. Risks associated with having a limited number of Authorized Participants may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other instruments that have lower trading volumes. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation
6Schwab Government Money Market ETF | Fund Details

Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and/or redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, may be impacted by a “bid/ask” spread. The bid/ask spread is the difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which investors are willing to sell fund shares (the “ask” price). The spread may vary over time and is based on many factors including supply and demand for the underlying securities held by the fund, supply and demand for shares of the fund itself, and the historical and current magnitude of price fluctuation of the fund’s asset class. The spread is generally narrower if the fund has higher trading volume and wider if the fund has lower trading volume (which may be the case for funds that are newly launched or small in size). Bid/ask spreads may also be wider during times of higher market volatility. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares.
There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.
Schwab Government Money Market ETF | Fund Details7

Financial Highlights

The fund is newly organized and therefore has not yet had any operations as of the date of this prospectus.
8Schwab Government Money Market ETF | Financial Highlights

Fund Management

[To be updated by amendment]
The investment adviser for the fund is Charles Schwab Investment Management, Inc., dba Schwab Asset Management, 211 Main Street, San Francisco, CA 94105. The investment adviser was founded in 1989 and as of [ ], managed approximately $[ ] trillion in assets.
The investment adviser oversees the asset management and administration of the fund. As compensation for these services, the investment adviser receives a management fee of [ ]% of the average daily net assets of the fund.
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and Schwab Strategic Trust, on behalf of the fund, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s Amended and Restated Advisory Agreement will be included in the fund’s first Form N-CSR.
Distributor. The fund’s Distributor is SEI Investments Distribution Co. The Distributor, located at 1 Freedom Valley Drive, Oaks, PA 19456, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the fund and does not maintain a secondary market in shares of the fund.
Schwab Government Money Market ETF | Fund Management9

Investing in the Fund

On the following pages, you will find information on buying and selling shares. Most investors will invest in the fund by placing orders through their brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer or other intermediary. Authorized Participants (as defined in “Purchase and Redemption of Creation Units,” below) may invest directly in the fund by placing orders for Creation Units through the fund’s transfer agent, State Street Bank and Trust Company (direct orders). Helpful information on taxes is included as well.
The fund generally is not registered for sale in jurisdictions outside the United States and is intended for purchase by persons residing in the United States. A person is considered resident in the United States if at the time of the investment (i) the account has an address of record in the United States or a U.S. territory (including APO/FPO/DPO) and (ii) all account owners are resident in the United States or a U.S. territory and have a valid U.S. taxpayer identification number. If an existing account is updated to reflect a non-U.S. address, the account may be restricted from making additional investments.
Shares of the fund trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price (the highest price a buyer is willing to pay for a share of a fund) and the ask price (the lowest price a seller is willing to accept for a share of a fund).
Shares of the fund trade under the following trading symbol:
Schwab Government Money Market ETF	SGVT
Shares of the fund may be acquired or redeemed directly from the fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption” section below. Once created, shares of the fund trade in the secondary market in amounts less than a Creation Unit. The fund does not impose any minimum investment for shares of the fund purchased on an exchange or in the secondary market. Except when aggregated in Creation Units, shares are not redeemable by the fund.
Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more (a premium) or less (a discount) than the NAV of such shares.
Premium/Discount Information
The fund is new. When available, information showing the number of days the market price of the fund’s shares was greater than the fund’s NAV per share (i.e., at a premium) and the number of days it was less than the fund’s NAV per share (i.e., at a discount), for various time periods, will be available at the fund’s website www.schwabassetmanagement.com.
Determination of Net Asset Value

The NAV of the fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading (each, a Business Day). NAV per share is calculated by dividing the fund’s net assets by the number of the fund’s shares outstanding generally rounded to the nearest [ ] decimal place (e.g., $100.[ ]). [However, the fund’s share price will be calculated to less decimal places in connection with transactions on [NYSE Arca].] If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day.
The fund’s portfolio securities are valued using market quotations or official closing prices if they are readily available. In cases where market quotations are not readily available or the investment adviser deems them unreliable, the fund’s portfolio securities are valued based on fair values developed following procedures approved by the fund’s Board of Trustees. The Board of Trustees has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund
10Schwab Government Money Market ETF | Investing in the Fund

investments. When valuing fixed-income securities with remaining maturities of more than 60 days, the fund uses the value of the security provided by pricing services. The pricing services value most fixed-income securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
The fund’s Board of Trustees has approved procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular domestic market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities whose prices may have been affected by events occurring after the close of trading of the security’s primary trading market, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. The Valuation Designee’s policies and procedures, which govern the selection and application of methodologies for determining the fair value of fund investments, seek to ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. Generally, when fair valuing a security, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and specific market conditions and the specific facts giving rise to the need to fair value the security. The Valuation Designee makes fair value determinations in good faith in accordance with the fair value procedures approved by the Board of Trustees. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the fund in Creation Units. Fund shares that are purchased or sold on the secondary market will be effected at prevailing market prices, which may be higher or lower than NAV, and may be subject to brokerage commissions and charges. As described below, purchases and redemptions of Creation Units will be priced at the NAV next determined after receipt of the purchase or redemption order.
Purchase and Redemption of Creation Units

Creation and Redemption
The shares that trade in the secondary market are “created” at NAV. The fund issues and redeems shares only in Creation Units, which are large blocks of shares. Only institutional investors who have entered into an authorized participant agreement (known as Authorized Participants) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities and/or a designated amount of cash. Each Business Day, prior to the opening of trading, the fund publishes the specific securities and designated amount of cash included in that day’s basket for the fund through the National Securities Clearing Corporation (NSCC) or other method of public dissemination. The fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the transfer agent. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day and are also subject to acceptance by the fund and the transfer agent.
Creations and redemptions must be made by an Authorized Participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the SAI.
Authorized Participants and the Continuous Offering of Shares
Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in them being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the 1933 Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is only available with respect to transactions on a national securities exchange.
Schwab Government Money Market ETF | Investing in the Fund11

Creation and Redemption Transaction Fees for Creation Units
The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The creation and redemption transaction fees applicable to the fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated below regardless of the number of Creation Units redeemed that day. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. Purchasers and redeemers of Creation Units for cash may also be subject to an additional variable charge up to the maximum amount shown in the table below. This additional variable charge will offset the transaction costs to the fund of buying or selling portfolio securities. In certain circumstances, the cost of any standard transaction fees and/or additional variable charges may be waived by the fund when doing so is believed to be in the best interests of the fund. From time to time, the investment adviser may cover the cost of any transaction fees.
The following table shows, as of [ ], [ ], the approximate value of one Creation Unit of the fund, including the standard and maximum additional creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from the fund. Retail investors who purchase shares through their brokerage account will not pay these fees. Investors who use the services of a broker or other such intermediary may pay fees for such services.
Fund	Approximate Value of One Creation Unit		Standard Creation/Redemption Transaction Fee		Maximum Additional Creation Transaction Fee(1)	Maximum Additional Redemption Transaction Fee(1)
Schwab Government Money Market ETF	$	[]	$	[]	[]%	[]%
(1)
As a percentage of total amount invested or redeemed.
Additional Policies

Policy Regarding Short-Term or Excessive Trading
The fund does not impose any restrictions on the frequency of purchases and redemptions of fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the fund, the Board of Trustees considered the structure of the fund as an ETF and that fund shares are purchased and redeemed directly with the fund only in large quantities (Creation Units) by Authorized Participants who are authorized to purchase and redeem shares directly with the fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The fund reserves the right to reject or limit any purchase order at any time.
The fund reserves the right to impose restrictions on disruptive or abusive trading. Such trading is defined by the fund as purchases and sales of fund shares in amounts and frequency determined by the fund to be significant and in a pattern of activity that can potentially be detrimental to the fund and its shareholders. Such adverse effects can include diluting the value of the shareholders’ holdings, increasing fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains or forcing the fund to hold excess levels of cash. The fund may reject purchase or redemption orders in such instances. The fund also imposes a transaction fee on Creation Unit transactions that is designed to offset the fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Units. The Board of Trustees may determine that policies and procedures regarding the frequency of purchases and redemptions of fund shares are necessary in the future.
Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. Registered investment companies are permitted to invest in the fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions including in some cases that such investment companies enter into an agreement with the fund.
Payments to Financial Intermediaries
The investment adviser or its affiliates make payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, insurance companies, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. The investment adviser or its affiliates also make payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries
12Schwab Government Money Market ETF | Investing in the Fund

in connection with certain activities or services which may facilitate, directly or indirectly, investment in the fund. These payments may relate to marketing and/or fund promotion activities and presentations, educational training programs, conferences, the development and support of technology platforms and/or reporting systems, data analytics and support, or making shares of the fund available to its customers. These payments, which may be significant, are paid by the investment adviser or its affiliates out of their own resources and not from the assets of the fund.
Payments to a financial intermediary may create potential conflicts of interest between the intermediary and its clients as the payments may provide such intermediary with an incentive to favor sales of shares of the fund over other investment options they make available to their customers. Please see the SAI for additional information.
Distributions and Taxes

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) website at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Dividends from net investment income, if any, are generally declared and paid monthly for the fund. To receive a dividend distribution, you must be a registered shareholder on the date that dividends are declared. Dividend distributions are paid to shareholders on the payable date. Distributions of net realized capital gains, if any, generally are declared and paid once a year, although the fund may do so more frequently as determined by the Board of Trustees. Although it is not generally expected, if the fund’s distributions exceed its realized taxable income and capital gains during a taxable year, then all or a portion of the distributions made during that year may be characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such shares. During the fourth quarter of the year, typically in early November, an estimate of the fund’s year-end distributions, if any, may be made available on the fund’s website www.schwabassetmanagement.com.
Unless you are investing through an IRA, 401(k) or other tax-advantaged account, your fund distributions generally have tax consequences. The fund’s taxable investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income. Other capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. The maximum individual rate applicable to long-term capital gains and qualified dividend income is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. However, it is not expected that any of the fund’s distributions will be eligible to be treated as qualified dividend income subject to the reduced rates. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.
Generally, any sale or exchange of your shares is a taxable event. Because fund shares are available for sale on the [NYSE Arca, Inc.], selling your shares on the [NYSE Arca, Inc.] may realize gains and losses generally due to differences between the market price at which your shares are acquired and the market price at which your shares are sold. Unless you choose to adopt a simplified “NAV method” of accounting (described below), the gain or loss generally will be treated as short-term if you held your shares for one year or less, long-term if you held the shares longer. The maximum individual rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gains distributions received (or deemed received) by you with respect to the shares.
If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
At the beginning of every year, the fund provides shareholders with information detailing the tax status of any distributions the fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.
Schwab Government Money Market ETF | Investing in the Fund13

If you are investing through a taxable account and purchase shares of the fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid “buying a dividend,” as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the fund, as discussed in more detail in the SAI. Furthermore, the fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.
Taxes on Creation and Redemption of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible. Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the fund’s shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
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Prospectus | [ ], [ ]
Schwab Government Money Market ETF

To Learn More
This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:
Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabassetmanagement.com.
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders, which are sent to current investors, and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semiannual financial statements.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. In addition, you may visit
www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The SAI, the fund’s annual and semiannual reports, the fund’s holdings and financial statements, and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.
SEC File Number
Schwab Strategic Trust 811‑22311	REG[ ]-[ ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Schwab® ETFs
Schwab® Government Money Market ETF	SGVT
Principal U.S. Listing Exchange: [NYSE Arca, Inc.]
STATEMENT OF ADDITIONAL INFORMATION
[ ], [ ]
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated [ ], [ ] (as amended from time to time).
The fund’s audited financial statements, as they become available, will contain important information about the fund.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The fund is a series of Schwab Strategic Trust (the Trust). The fund is part of the Schwab complex of funds (Schwab Funds). Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, is the investment adviser to the fund (investment adviser).
REG[ ]-[ ]

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND LIMITATIONS
Investment Objective
The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees (the Board) without shareholder approval.
The Schwab Government Money Market ETF’s goal is to seek current income consistent with capital preservation while maintaining liquidity.
There is no guarantee the fund will achieve its investment objective.
Investment Strategies
To pursue its goal, the fund invests in U.S. government securities, such as:
●
U.S Treasury bills and notes
●
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks
●
repurchase agreements that are collateralized fully by cash and/ or U.S. government securities
●
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities
The fund operates as a money market fund and seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), as that Rule may be interpreted and amended from time to time. The Rule’s key provisions govern the maturity, liquidity, quality and diversification of their money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less and maintain dollar-weighted average maturities of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, all calculated as described in the Rule or any interpretation thereunder. Taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets, as defined in the Rule, would be below 25% or 50%, respectively, of the fund’s total assets. In addition, money funds may only invest in high quality securities. The fund is also subject to strict diversification requirements under Rule 2a-7.
Unlike a traditional money market fund, the fund operates as an exchange-traded fund (“ETF”). As an ETF, the fund’s shares will be traded on a national securities exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the securities exchange.
Investments, Risks and Limitations
The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted. Thus, except with respect to limitations on borrowing and futures and option contracts, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment.
From time to time the fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. For example, the fund may invest in certain types of securities even if the types of securities have not been identified as part of the fund’s investment strategy. To the extent an investment becomes part of the fund’s investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, the fund may receive (i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose of the securities as soon as reasonably practicable.
Borrowing. The fund may borrow money from banks or through the Schwab Funds interfund borrowing and lending facility (as described below) for any purpose in an amount up to ⅓ of the fund’s total assets (not including temporary borrowings). The fund may also borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Provisions of the 1940 Act require the fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for certain temporary or emergency borrowings not exceeding 5% of the fund’s total assets. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the fund may be required to sell some of its portfolio holdings within three days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the NAV of the fund’s shares and in its portfolio yield. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.
The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. The fund will pay a fee to the bank for using the lines.
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund’s concentration policy. The fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets.
Credit and Liquidity Supports or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to the fund.
Cyber Security Risk. As the use of technology, including cloud-based technology, and the frequency of cyber attacks in the market has become more prevalent, the fund is potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity that may lead to financial losses. A breach in cybersecurity refers to both intentional and unintentional events that may, among other things, cause the fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, or otherwise disrupt normal business operations. This in turn could adversely affect the fund and its shareholders by, among other things, interfering with the processing of shareholder transactions; impeding the fund’s ability to calculate its net asset value (NAV); causing the release or misuse of confidential fund information or private shareholder information (which may violate privacy and other laws, including those related to identity theft). A cyber attack may cause financial losses by impeding trading, causing reputational damage, and subjecting the fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of adviser personnel). In addition, cybersecurity breaches involving the fund’s third-party service providers (e.g., the fund’s custodian and transfer agent), trading counterparties or issuers in which the fund invests can also subject the fund to many of the same risks associated with direct cybersecurity breaches or extortion of data. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures or breaches may result in financial losses to the fund and its shareholders. For example, cybersecurity failures or breaches involving trading counterparties or issuers in which the fund invests could adversely impact such counterparties or issuers and cause the fund’s investment to lose value.
Although the investment adviser has business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in these plans and systems, including the possibility that certain risks have not been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the fund does not directly control the cybersecurity systems of issuers in which the fund may invest, trading counterparties or third-party service providers to the fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cybersecurity breaches may not be detected. There can be no assurance that the fund will not suffer losses relating to cyber attacks on the fund, their service providers, trading counterparties or the issuers in which the fund invests.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Debt securities may also experience price changes when interest rates are anticipated to change. Certain debt securities have call features that allow issuers to redeem or “call” their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. This is more likely to occur in a falling interest rate environment. When this happens, the fund may have to replace these securities with lower yielding securities, which could result in a lower return. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity debt securities react to interest rate changes more severely than shorter-term debt securities (all things being equal), but generally offer greater rates of interest. If an issuer redeems its debt securities prior to final maturity, the fund may have to replace those securities with lower yielding securities, which could result in a lower return.
A change in a central bank’s monetary policy or economic conditions may lead to a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which the fund invests. Some debt securities, such as bonds with longer durations, are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in the fund’s portfolio adjust to a rise in interest rates, the fund’s share price may fall. In the event that the fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high-yield securities or “junk bonds.” The market for these securities has historically been less liquid and more volatile than for investment-grade securities.
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Delayed-Delivery and Forward Commitment Transactions involve purchasing and selling securities on a delayed-delivery or forward basis. A delayed-delivery agreement is a contract for the purchase or sale of one or more securities to be delivered on an agreed future settlement date. A forward commitment agreement is a contract for the purchase or sale of one or more securities at a specified price, with delivery and cash settlement on an agreed specified future date. When purchasing securities on a delayed-delivery or forward basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. When the fund sells a security on a delayed-delivery or forward basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. The fund may renegotiate a forward commitment transaction and may sell the underlying security before delivery, which may result in capital gains or losses for the fund. Under Rule 18f-4 under the 1940 Act, a money market fund is only permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. These requirements may limit the ability of the fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, as part of its investment strategies.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a diversified fund. The fund also follows the regulations set forth by the SEC in Rule 2a-7 that dictate the diversification requirements for money market funds, as such regulations may be amended or interpreted from time to time. The fund may invest up to 25% of its assets in securities of a single issuer for a period of up to three business days.
Illiquid Securities means any securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the fund has valued the instruments. The liquidity of the fund’s securities is monitored under the supervision and direction of the Board of Trustees (Board) and is governed by provisions of the 1940 Act, which provide that the fund may not acquire any illiquid security if, immediately after the acquisition, the fund would have invested more than 5% of the fund’s total assets in illiquid securities. Securities currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any security may become illiquid at times of market dislocation.
Inflation/Deflation Risk. The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund’s assets.
Interest Rates may rise and fall over time, and debt securities will experience price changes when interest rates change. A change in interest rates may have sudden and unpredictable effects on the markets and the fund’s investments. For example, when interest rates fall, the prices of debt securities generally rise. If interest rates rise, the value of the fund’s debt securities could be adversely impacted and the fund could lose money. The value of debt securities in the fund can be expected to vary inversely with changes in prevailing interest rates. In general, debt securities with longer maturities will tend to react to interest rate changes more severely than shorter-term debt securities, but will generally offer greater rates of interest.
During periods of rising interest rates, the average life of certain debt securities is extended because of slower than expected principal payments. This may lock in below-market interest rates and extend the duration of these debt securities, making them more sensitive to changes in interest rates. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates.
When interest rates decline, borrowers may pay off their fixed-income securities sooner than expected. This is known as prepayment risk and may reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.
Interfund Borrowing and Lending. The fund may borrow money from and/or lend money to other funds in the Fund Complex, as defined under “Management of the Fund,” including funds not discussed in this SAI or in the corresponding prospectus. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. These conditions include, for example, that the fund’s participation in the credit facility must be consistent with its investment policies and limitations and organizational documents; no fund may lend to another fund through the interfund lending facility if the loan would cause the aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the loan; and that the fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. With respect to the fund discussed in this SAI, by lending to another fund the fund may forego gains which could have been made had those assets been invested in securities. The interfund lending facility is subject to the oversight and periodic review of the Board.
Market Disruptions Risk. The fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, tariffs, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the fund to lose value. These events can also impair the technology and other operational systems upon which the fund’s service providers, including Schwab Asset Management as the fund’s investment adviser, rely, and could otherwise disrupt the fund’s service providers’ ability to fulfill their obligations to the fund.
A widespread health crisis, such as an infectious disease outbreak, epidemic or pandemic, could cause substantial market volatility, securities exchange suspensions, restrictions or closures, and other deleterious effects, any of which could disrupt fund operations and adversely affect fund performance. For example, the outbreak of COVID-19, a novel coronavirus disease, caused volatility, severe market dislocations and liquidity constraints in many markets, including those in which the fund invests. Efforts to contain the spread of infectious disease could result in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that could have negative economic effects. Such disruptions could lead to instability in the market place, including losses and overall volatility. Future health crises could adversely affect economies, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
War, terrorism and related responses and events could cause substantial market volatility, disrupt fund operations and adversely affect fund performance. For example, Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. These events and other similar events could negatively affect the fund’s performance.
U.S. and global markets have experienced increased volatility in past years, including as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the fund and issuers in which it invests. For example, if a bank in which the fund or an issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the fund and issuers in which it invests.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, market closures, changes in interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
Maturity of Investments generally will be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rule 2a-7. For a government security that is a variable-rate security where the variable rate of interest is readjusted at least every 397 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating-rate security is deemed to have a maturity of one day.A short-term variable-rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable-rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating-rate security is deemed to have a maturity of one day. A long-term floating-rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the returnof the loanedsecurities.
Money Market Securities are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker’s acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker’s acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.
Money market securities pay fixed-, variable- or floating-rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
Municipal Securities are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations if interest on securities issued by those issuers is not subject to federal or state income tax (municipal issuers).
Municipal securities pay fixed-, variable- or floating-rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality. The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is eligible, with respect to its validity and tax status, to be purchased by a fund. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion.
Municipal securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.
Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (industrial development bonds under prior law). These securities may be issued by or on behalf of public authorities to provide funds to construct or improve privately owned or operated facilities. The repayment of the debt is typically not an obligation of the municipal issuer but only of the operator or owner of the facility. The credit quality of private activity bonds may be related to the credit standing of the private corporation or other entity on whose behalf the bonds were issued and who is responsible for repaying the debt or to the financial institution providing a credit or liquidity enhancement.
Municipal securities generally are classified as “general obligation” or “revenue” and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities may be payable only from the revenues derived from a particular facility or class of facilities or, in other cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases, as well as “conduit securities,” which are securities issued by a municipal issuer for the benefit of a person other than a municipal issuer who will provide for, or secure repayment of, the securities. For example, most municipal debt issued for health care and higher education institutions are issued through conduit issuers with the debt service payments secured by payments from the health care or higher education institution.
Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation and revenue anticipation notes, bond anticipation notes and municipal commercial paper. Tax anticipation and revenue anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes or other revenues on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers. In addition, the maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security.
The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. For example, for one type of moral obligation security, if the issuer of the security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.
The marketability, valuation or liquidity of municipal securities may be negatively affected in the event that states, localities or their authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal issuers of a particular state, territory, commonwealth, or possession could affect the market value or marketability of any one or all such states, territories, commonwealths, or possessions.
The value of municipal securities may also be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Non-Publicly Traded Securities and Private Placements are securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the fund may be required to bear the expenses of registration.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Puts are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon the fund’s attempt to exercise the put, the fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for the fund. This also could lengthen the fund’s overall average effective maturity. Standby commitments are types of puts.
Quality of Money Market Investments. The fund follows regulations set forth by the SEC that dictate the quality requirements for investments made by money market funds, as such regulations may be amended or interpreted from time to time. Under the regulations, money market funds are required to limit their investments to “eligible securities,” which are defined to mean either (i) a security with a remaining maturity of 397 calendar days or less that a fund’s board (or its delegate) determines presents minimal credit risks to the fund; (ii) a security that is issued by a registered investment company that is a money market fund; or (iii) a security that is a government security. For securities that are not money market fund securities or government securities, the regulations require a money market fund’s board, or an appropriate delegate, to consider a series of factors that money market funds have traditionally used to evaluate the creditworthiness of a portfolio security, including the issuer’s or guarantor’s: (i) financial condition; (ii) sources of liquidity; (iii) ability to react to market-wide and issuer- or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and (iv) position within its industry, as well as industry strength within the economy and relative economic trends.

Should a portfolio security held by the fund cease to be an eligible security (e.g., no longer presents minimal credit risks), Charles Schwab Investment Management, Inc., dba Schwab Asset Management shall cause the fund to dispose of such security as soon as practicable, consistent with achieving an orderly disposition of the security, by sale, exercise of any demand feature or otherwise, absent a funding by the fund’s Board that disposal of the portfolio security would not be in the best interests of the fund.
Repurchase Agreements involve a fund buying securities from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. Repurchase agreements entered into by the fund (other than those where the U.S. government, one of its agencies or one of its instrumentalities is a counterparty, which may include the Federal Reserve Bank of New York) will provide that the underlying collateral, which may be in the form of cash, U.S. government securities, fixed-income securities, equity securities or other types of securities, including securities that are rated below investment grade, shall at all times have a value at least equal to 100% of the resale price stated in the agreement. Repurchase agreements where the U.S. government, one of its agencies or one of its instrumentalities is a counterparty will provide that the underlying collateral shall have a value at least equal to 100% of the sale price stated in the agreement. Repurchase agreements with the Federal Reserve Bank of New York are deemed to be investments in U.S. government securities. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the underlying securities.
Reduced participation in the repurchase agreement market by counterparties, particularly the Federal Reserve Bank of New York, due to regulatory or market conditions may affect the fund’s investment strategies, operations and/or performance.
Reverse Repurchase Agreements. In a reverse repurchase agreement, the fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. If the fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Because a fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. Under current regulatory requirements, the fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities such as tender option bonds, commercial paper and other promissory notes may be issued under Section 4(a)(2) of the 1933 Act and may be sold only to qualified institutional buyers, such as the fund, under 1933 Act Rule 144A. Securities purchased through a private placement offering are also restricted securities. These securities may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may be increased if such securities become illiquid or if buyers in that market become unwilling to purchase the securities.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (for example mutual funds or ETFs) that issue and redeem their shares on a continuous basis; (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (3) UITs that generally offer a fixed number of redeemable shares; and (4) money market funds that typically seek current income by investing in money market securities (see the section titled “Money Market Securities” for more information). Certain open-end funds, closed-end funds and UITs are traded on exchanges.
To the extent the fund invests, or has invested, in shares of other investment companies during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.”
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The fund may buy securities of other investment companies, including those of foreign issuers and money market funds, in compliance with the requirements of federal law or any SEC exemptive order. The fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as unregistered money market funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the fund’s total assets will be invested in the securities of any one acquired investment company (acquired fund), (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of acquired funds as a group and (iii) not more than 3% of the outstanding voting stock of any one acquired fund will be owned by the fund.
The limitations described above do not apply to investments in money market funds subject to certain conditions. The fund may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the fund’s investment policies and restrictions and the conditions of the Rule.
Rule 12d1-4 allows the fund to acquire shares of an acquired fund in excess of the limitations currently imposed by the 1940 Act. Fund of funds arrangements relying on Rule 12d1-4 will be subject to several conditions, certain of which are specific to the fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a subadviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. To the extent the fund is an acquired fund, the limitations placed on acquired funds under Rule 12d1-4 may impact the investments made by the fund.
Stripped Securities are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury. Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping; the custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. There are two types of stripped securities: coupon strips, which refer to the zero coupon bonds that are backed by the coupon payments; and principal strips, which are backed by the final repayments of principal. Unlike coupon strips, principal strips do not accrue a coupon payment. They are sold at a discounted price and accrete up to par.
The fund may invest in U.S. Treasury bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest on zero coupon bonds is accrued and paid at maturity rather than during the term of the security. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because interest income is accrued throughout the term of the zero coupon obligation, but it is not actually received until maturity, the fund may have to sell other securities to pay dividends from accrued interest income prior to the maturity of the zero coupon obligation.
Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity of such securities. The discount reflects the current value of the deferred interest and is amortized as interest income over the life of the securities; it is taxable even though there is no cash return until maturity.
Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of the Separate Trading of Registered Interest and Principal of Securities (STRIPS) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.
While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, i.e., the risk of subsequently investing the periodic interest payments at a lower rate than that of the security currently held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie

Mac), the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (SPA) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase up to 1,000,000 shares of senior preferred stock with an aggregate initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a government-sponsored enterprise (GSE) in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship, but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a fund.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The FHFA previously announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the fund’s investments to lose value.
A default by the U.S. government on a portfolio investment could cause the fund’s share price or yield to fall. The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the fund, which could have an adverse impact on the fund. In August 2011, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. More recently, in August 2023, another major rating agency downgraded the long-term credit rating of the U.S. government due to a combination of expected fiscal deterioration, a high and growing government debt burden and an erosion of governance relative to peers. Similar downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. It is possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.

U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.
Variable- and Floating-Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow the fund to exercise its demand rights at any time, some such securities may only allow the fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. The fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Variable- and floating-rate debt securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate debt securities will not generally increase in value if interest rates decline. When the fund holds variable- or floating-rate debt securities, a decrease in market interest rates will adversely affect the income received from such securities, which may also impact the NAV of the fund’s shares.
Certain variable- and floating-rate debt securities are subject to rates that are tied to an interest rate. Some instruments in which the funds have invested are or were tied to forms of the London Interbank Offered Rate (LIBOR). LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of all LIBOR settings has ceased as of September 30, 2024. All outstanding instruments or investments using synthetic LIBOR settings are expected to transition to alternative floating rate benchmarks. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory requirements. As a result of legislative mechanisms and industry-wide efforts to replace LIBOR with alternative floating-rate benchmarks, LIBOR has been replaced with an alternative already in many instruments. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. The transition from LIBOR to alternative reference rates may result in operational issues for the fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the fund and its investments. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.
Synthetic variable- or floating-rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation and one of which is an inverse-rate long-term obligation; each obligation represents a proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating- or variable-rate on typically a weekly basis. The synthetic variable rate demand obligations, or floater receipts, grant the investors (floater holders) the right to require the liquidity provider to purchase the receipts at par, on a periodic (e.g., daily, weekly or monthly) basis. The trust receives the interest income paid by the issuer of the underlying bonds and, after paying fees to the trustee, remarketing agent and liquidity provider, the remaining income is paid to the floater holders based on the prevailing market rate set by the remarketing agent and the remaining (or inverse) amount is paid to the long-term investor. The trust is collapsed prior to the maturity of the bonds and the receipt holders may participate in any gain realized from the sale of the bonds at that time. In the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipt holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipt holders on a pro-rata basis, in which case the holders would anticipate a loss. Tender option bonds may be considered derivatives and are subject to the risk thereof.
The funds may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund’s investment limitations.
The funds may purchase certain variable-rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. The funds may invest in securities issued by single state or national closed-end municipal bond funds. It is anticipated that the interest on the variable-rate demand securities will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. The variable-rate demand securities will pay a variable dividend rate, determined weekly, typically through a remarketing process, and include a demand feature that provides a fund with a contractual right to tender the securities to a liquidity provider on at least seven (7) days notice. The funds will have the right to seek to enforce the liquidity provider’s contractual obligation to purchase the securities, but the funds could lose money if the liquidity provider fails to honor its obligation. The funds have no right to put the securities back to the closed-end municipal bond funds or demand payment or redemption directly from the closed-end municipal bond funds. Further, the variable-rate demand securities are not freely transferable and, therefore, the funds may only transfer the securities to another investor in compliance with certain exemptions under the 1933 Act, including Rule 144A.
A fund’s purchase of variable-rate demand securities issued by closed-end municipal bond funds will be subject to the restrictions set forth in the 1940 Act regarding investments in other investment companies.
Investment Limitations
The investment limitations below may be changed only by vote of a majority of the outstanding voting securities of the fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
The fund may not:
(1)
Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)
Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)
Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)
Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)
Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(8)
Purchase securities or make investments other than in accordance with its investment objectives and policies.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 ⅓% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are entered into in accordance with the conditions to applicable SEC requirements shall not be regarded as borrowings for the purposes of the fund’s investment restriction.
Concentration. The SEC has defined concentration as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.
Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits the fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are entered into in accordance with the conditions to applicable SEC requirements.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
The following are non-fundamental investment policies and restrictions, and may be changed by the Board.
The fund may not:
(1)
Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.
(2)
Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(3)
Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)
Lend any security or make any other loan if, as a result, more than 33 ⅓% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(5)
Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 ⅓% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(6)
Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(7)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total assets or net assets, as applicable, or other circumstances does not require the fund to sell an investment if it could not then make the same investment.
CONTINUOUS OFFERING
The fund offers and issues shares at its NAV only in aggregations of a specified number of shares (Creation Units). The method by which Creation Units are created and trade may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the fund’s transfer agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with the sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE FUND
The fund is overseen by a Board. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met [ ] times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Schwab Asset Management. A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of Schwab Asset Management.
As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of [ ], [ ], included [ ] funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, CA 94105.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired.	[ ]	None
Robert W. Burns
1959
Trustee
(Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	[ ]	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	[ ]	None
David L. Mahoney
1954
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	[ ]	Director (2004‑present), Corcept Therapeutics Incorporated Director (2009‑2021), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting).	[ ]	None
Kimberly S. Patmore
1956
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	[ ]	None

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Retired.	[ ]	None
INTERESTED TRUSTEES
Omar Aguilar(2) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	[ ]	None
Richard A. Wurster(2)
1973
Chairman and Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Nov. 2021-Dec. 2024), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021), Charles Schwab & Co., Inc.; President (Nov. 2021-Dec. 2024), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.	[ ]	Director (2025‑present), The Charles Schwab Corporation
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Vice President (Mar. 2022-Mar. 2023) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Apr. 2022-May 2022), Charles Schwab & Co., Inc.

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023-present) and Vice President (Feb. 2018-present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Chief Investment Officer (Oct. 2023-present), and Senior Vice President (Oct. 2012-Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023-present), Senior Vice President (Jan. 2020-Mar. 2023) and Chief Investment Officer (Jan. 2020-present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021-present), Schwab Funds, Laudus Trust and Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022-present), Managing Director (Mar. 2023-present) and Vice President (Sept. 2005-Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Aug. 2005-May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President (Nov. 2005-Oct. 2021) and Assistant Secretary (June 2007-Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President and Assistant Secretary (Oct. 2009-Oct. 2021), Schwab ETFs.

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

(2)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(3)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure
The Chairman of the Board, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.
The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.
The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
●
The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn. The Committee met [ ] times during the most recent fiscal year.
●
The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: David L. Mahoney (Chair), Robert W. Burns and Kimberly S. Patmore. The Committee met [ ] times during the most recent fiscal year.
●
The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the fund’s investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met [ ] times during the most recent fiscal year.
Trustee Compensation
The following table provides estimated trustee compensation from the fund for the fiscal year ended [ ], [ ], and the actual total compensation earned from the Fund Complex for the fiscal year ended [ ], [ ]. Trustee compensation for the fund is paid by Schwab Asset Management. [To be updated by amendment]
Name of Trustee	Aggregate Compensation from the Fund in this SAI(1)		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustee
INTERESTED TRUSTEES
Omar Aguilar		None	N/A		None
Richard A. Wurster		None	N/A		None
INDEPENDENT TRUSTEES
Michael J. Beer	$	[]	N/A	$	[]
Robert W. Burns	$	[]	N/A	$	[]
Nancy F. Heller	$	[]	N/A	$	[]
David L. Mahoney	$	[]	N/A	$	[]
Jane P. Moncreiff	$	[]	N/A	$	[]
Kimberly S. Patmore	$	[]	N/A	$	[]
J. Derek Penn	$	[]	N/A	$	[]

(1)
Estimated aggregate compensation from the fund’s commencement of operations to the fiscal year ended [ ], [ ]. The aggregate compensation paid to the trustees for the fund is estimated for its first full fiscal year, [ ], [ ] through [ ], [ ] as follows: Omar Aguilar $0; Richard A. Wurster $0; Michael J. Beer $[ ]; Robert W. Burns $[ ]; Nancy F. Heller $[ ]; David L. Mahoney $[ ]; Jane P. Moncreiff $[ ]; Kimberly S. Patmore $[ ]; and J. Derek Penn $[ ].

Securities Beneficially Owned By Each Trustee
The following table provides each Trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of [ ], [ ]. [To be updated by amendment]
Name of Trustee	Dollar Range of Trustee Ownership of the Fund Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar	Schwab Government Money Market ETF	None	[ ]
Richard A. Wurster	Schwab Government Money Market ETF	None	[ ]
INDEPENDENT TRUSTEES
Michael J. Beer	Schwab Government Money Market ETF	None	[ ]
Robert W. Burns	Schwab Government Money Market ETF	None	[ ]
Nancy F. Heller	Schwab Government Money Market ETF	None	[ ]
David L. Mahoney	Schwab Government Money Market ETF	None	[ ]
Jane P. Moncreiff	Schwab Government Money Market ETF	None	[ ]
Kimberly S. Patmore	Schwab Government Money Market ETF	None	[ ]
J. Derek Penn	Schwab Government Money Market ETF	None	[ ]

As of [ ], [ ], none of the independent trustees or their immediate family members owned beneficially or of record any securities of Schwab Asset Management or Schwab or any subadvisers or the distributor of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Schwab Asset Management or Schwab or any subadvisers or the distributor of the fund.
Code of Ethics
The fund, the investment adviser and the distributor have adopted Codes of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Codes of Ethics permit the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of the distributor to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of [ ], [ ], the officers and trustees of the Trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the fund.
As of [ ], [ ], no persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of the fund.
Persons who beneficially own more than 25% of the fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of CSC, 211 Main Street, San Francisco, CA 94105, serves as the fund’s investment adviser pursuant to an Amended and Restated Advisory Agreement (Advisory Agreement) between it and the Trust. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of Schwab Asset Management.
Advisory Agreement
After an initial two-year term, the continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (independent trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.
After the initial two-year term, each year, the Board will call and hold one or more meetings to decide whether to renew the Advisory Agreement between the Trust and Schwab Asset Management with respect to the fund. In preparation for the meetings, the Board requests and reviews a wide variety of materials provided by Schwab Asset Management, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.
As described below, Schwab Asset Management is entitled to receive a fee from the fund, payable monthly, for its advisory and administrative services to the fund. As compensation for these services, Schwab Asset Management receives a management fee from the fund, expressed as a percentage of the fund’s average daily net assets. [To be updated by amendment]
Fund	Fee
Schwab Government Money Market ETF	[]%
Pursuant to the Advisory Agreement, Schwab Asset Management pays the operating expenses of the fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding taxes, brokerage expenses and extraordinary or non-routine expenses.
Distributor
SEI Investments Distribution Co. (the Distributor), 1 Freedom Valley Drive, Oaks, PA 19456, is the principal underwriter and distributor of shares of the fund. The Distributor has entered into an agreement with the Trust pursuant to which it distributes shares of the fund (the Distribution Agreement). The Distributor continually distributes shares of the fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter in accordance with the 1940 Act. Shares are continuously offered for sale by the fund through the Distributor only in Creation Units, as described in the fund’s prospectus. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the 1934 Act) and a member of the Financial Industry Regulatory Authority. The Distributor is not affiliated with the Trust, Schwab Asset Management, or any stock exchange.
The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).
Payments to Financial Intermediaries
Schwab Asset Management and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the fund and other investment companies advised by Schwab Asset Management, including the Schwab ETFs. These payments are made by Schwab Asset Management or its affiliates at their own expense, and not from the assets of the fund. Although a portion of Schwab Asset Management’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the fund, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning the fund.
These payments may relate to educational efforts regarding the fund, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, or the development and support of technology platforms and/or reporting systems. In addition, Schwab Asset Management or its affiliates make payments to certain Intermediaries that make shares of the fund available to their customers or otherwise promote the fund, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.
Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the fund over other investments.
As of [ ], [ ], Schwab Asset Management anticipates that Ascensus, LLC, Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC/National Financial Services LLC, Empower Annuity Insurance Company of America, Morgan Stanley Smith Barney LLC, OneDigital Investment Advisors LLC, Principal Life Insurance Company, Schwab Retirement Plan Services, Inc., Standard Insurance Company and Teachers Insurance and Annuity Association of America will receive these payments. Schwab Asset Management may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, Schwab Asset Management and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the fund and its shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.
Schwab Asset Management also makes payments to Charles Schwab & Co., Inc. (Schwab) for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary of the fund. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of Schwab Asset Management, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by Schwab Asset Management to Schwab for Schwab Asset Management’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.
Transfer Agent
State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
The transfer agent is also responsible for the order-taking function for the fund’s shares.
Custodian and Fund Accountant
State Street, One Congress Street, Suite 1, Boston, MA 02114, serves as custodian and accountant for the fund.
The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
Independent Registered Public Accounting Firm
[To be updated by amendment]

The fund’s independent registered public accounting firm, [ ] [ ] audits and reports on the annual financial statements of the fund and reviews certain regulatory reports. [ ] or one of its affiliates also reviews the fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.
Securities Lending Activities
The fund is new and to-date has not entered into a contract with a securities lending agent and is not engaged in securities lending.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds’ portfolio turnover rate for reporting purposes is expected to be near zero.
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. The fund generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain the best execution for the fund’s portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; and provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the fund’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser may purchase new issues of securities in a fixed price offering for the fund. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the fund’s Board, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Brokerage Commissions
The fund is new and, therefore, the fund paid no brokerage commissions for each of the last three fiscal years.
Regular Broker-Dealers
The fund is new and, therefore, has not purchased securities issued by any “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act).
PROXY VOTING
The Board has delegated the responsibility for voting proxies to Schwab Asset Management, pursuant to the investment adviser’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of such Proxy Voting Policy is included in Appendix – Proxy Voting Policy.
The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12-month period ended June 30th will be available by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Schwab Asset Management, any subadviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street, Citibank, N.A. and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.
To the extent that a fund invests in an unaffiliated acquired fund, the Trusts will, when required by Rule 12d1-4, promptly notify the acquired fund, upon causing a fund to acquire more than 3% of the acquired fund’s outstanding shares.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabassetmanagement.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.
Specifically for the Schwab ETFs (other than the Schwab Ariel ESG ETF), each Schwab ETF discloses its portfolio holdings each business day on its website before the opening of regular trading on the ETF’s primary listing exchange in accordance with the requirements of Rule 6c-11 under the 1940 Act. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.
The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.
On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.
DESCRIPTION OF THE TRUST
The fund is a series of Schwab Strategic Trust, an open-end investment management company organized as a Delaware statutory trust on January 27, 2009.
The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust or by the vote of the trustees.
Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided on the Declaration of Trust) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and (ii) when the trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.
There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.
The Trust may, without shareholder vote, restate, amend or otherwise supplement the Declaration of Trust. Shareholders shall have the right to vote on any amendment that could affect their right to vote, any amendment to the Amendments section, any amendment for which shareholder vote may be required by applicable law or by the Trust’s registration statement filed with the SEC, and on any amendment submitted to them by the trustees.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.
Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 1 Freedom Valley Drive, Oaks, PA 19456. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Creation and Redemption of Creation Units
The fund is open each day that the New York Stock Exchange (NYSE) is open (Business Days). The NYSE’s trading session is normally conducted from 9:30 a.m. Eastern Time until 4:00 p.m. Eastern Time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading session closes early. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although it is expected that the same holidays will be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time. Only orders that are received and deemed acceptable by the transfer agent no later than the time specified by the Trust will be executed that day at the fund’s share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase and redemption orders must be received by the transfer agent that day to be executed that day at that day’s share price. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate their NAV as of the normally scheduled close of regular trading on the NYSE for that day.
Creation. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, for an order received and deemed acceptable by the transfer agent.
Fund Deposit. The consideration for purchase of Creation Units of the fund may consist of (i) the in-kind deposit of a designated portfolio of securities (the Deposit Securities), and (ii) an amount of cash denominated in U.S. Dollars (the Cash Component) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the fund.
The fund may accept a basket of money market instruments or cash that differs from the composition of the published basket. The fund may permit or require the consideration for Creation Units to consist solely of cash. The fund may permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.
The identity and amount of Deposit Securities and Cash Component for the fund changes as the composition of the fund’s portfolio changes and as rebalancing adjustments and corporate action events are reflected from time to time by Schwab Asset Management with a view to the investment objective of the fund.
The fund or its agent, through the NSCC or otherwise, makes available on each Business Day, prior to the opening of business on the NYSE Arca, Inc. Exchange (currently 9:30 a.m., Eastern Time), the current Fund Deposit for the fund. Such Deposit Securities are applicable, subject to any adjustments, in order to effect creations of Creation Units of the fund until such time as the next-announced composition of the Deposit Securities is made available.
Procedures for Creation of Creation Units. To be eligible to place orders with the transfer agent and to create a Creation Unit of the fund, an entity must be a Depository Trust Company (DTC) participant, such as a broker-dealer, bank, trust company, clearing corporation or certain other organization, some of whom (and/or their representatives) own DTC (each a DTC Participant). DTC acts as securities depositary for the shares. The DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (Participant Agreement). A DTC Participant that has executed a Participant Agreement is referred to as an Authorized Participant. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the fund, however created, will be entered on the records of DTC in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
All orders to create shares must be placed for one or more Creation Units. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the transfer agent or an Authorized Participant.
On days when the NYSE or U.S. bond markets close earlier than normal, the fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.
If the fund does not receive both the required Deposit Securities and the Cash Component by the specified time on the settlement date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the transfer agent, such canceled or revoked order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the fund. The delivery of Creation Units so created generally will occur no later than the settlement date.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 115%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the Additional Cash Deposit) with the fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with the custodian the appropriate amount of federal funds by 10:00 a.m. New York time (or such other time as specified by the Trust) on the settlement date. If the fund does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the fund for losses, if any, resulting therefrom. An additional amount of U.S. cash (or an equivalent amount of non-U.S. currency) shall be required to be deposited with the fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the settlement date, or in the event a marked-to-market payment is not made within one Business Day following notification by the fund that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the fund or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject or revoke acceptance of an individual creation order transmitted to it by the transfer agent in respect of the fund if, including, but not limited to, the following conditions are present: (i) the order does not conform to the procedures set forth in the Participant Agreement; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the

NSCC for that date by the fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or Schwab Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the custodian, the transfer agent, the Distributor or Schwab Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include natural disaster, war, revolution; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Schwab Asset Management, the transfer agent, the Distributor, DTC, NSCC, custodian (or sub-custodian) or any other participant in the creation process, and similar extraordinary events. The transfer agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, custodian (or sub-custodian), transfer agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
Creation/Redemption Transaction Fee. The fund may impose a transaction fee on investors purchasing or redeeming Creation Units. The transaction fee will be limited to amounts that have been determined by Schwab Asset Management to be appropriate. The purpose of the transaction fee is to protect the existing shareholders of the fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed an additional variable transaction fee (which may, in certain instances, be based on a good faith estimate of transaction costs) to offset the transaction cost to the fund of buying (or selling) those particular Deposit Securities. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the transaction fee, including the maximum amount of the additional variable transaction fee charged by the fund. In certain circumstances, the cost of any standard transaction fees and/or variable transaction fees may be waived by the fund when doing so is believed to be in the best interests of the fund. From time to time, the investment adviser may cover the cost of any transaction fees.
The following table shows, as of [ ], [ ], the approximate value of one Creation Unit of the fund and sets forth the standard and additional creation/redemption transaction fee for the fund. [To be updated by amendment]
Fund	Approximate Value of One Creation Unit		Standard Creation/ Redemption Transaction Fee		Maximum Additional Creation Transaction Fee(1)	Maximum Additional Redemption Transaction Fee(1)
Schwab Government Money Market ETF	$	[]	$	[]	[]%	[]%

(1)
As a percentage of the total amount invested or redeemed.

Placement of Redemption Orders. The process to redeem Creation Units works much like the process to purchase Creation Units, but in reverse. Orders to redeem Creation Units of the fund must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the fund specified in such order, which delivery must be made to the Distributor no later than 10:00 a.m. New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed.
Fund securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the basket of fund securities generally applicable to redemption requests. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of fund shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the fund shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such fund shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the fund in connection with higher levels of redemption activity and/or short interest in the fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.
To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request but is unable to transfer all or part of the Creation Units to be redeemed to the fund, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 110%, which Schwab Asset Management may change from time to time, of the value of the missing shares.
The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the custodian and marked-to-market daily. The fees of the custodian (and any sub-custodians) in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The

Trust, on behalf of the fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.
If the requisite number of shares of the fund are not delivered on the Transmittal Date as described above, the fund may reject or revoke acceptance of the redemption request. If it is not possible to effect deliveries of the fund securities, the Trust may in its discretion exercise its option to redeem such shares in U.S. cash and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the fund next determined after the redemption request is received (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of fund securities).
Redemptions of shares for fund securities will be subject to compliance with applicable federal and state securities laws and the fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific fund securities upon redemptions or could not do so without first registering the fund securities under such laws.
The fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act or pursuant to Rule 6c-11 under the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Large Shareholder Redemptions. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund or large redemptions by several shareholders resulting from events affecting investor demand, to the extent such redemptions are not executed in the secondary market but rather directly with the fund through an Authorized Participant, may impact the fund’s liquidity and NAV. These redemptions if made in cash, rather than in-kind, may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. To the extent the fund effects redemptions in cash, this activity could also accelerate the realization of capital gains. Large purchases of shares, if made in cash rather than in-kind, may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Liquidity Fees
As a government money market fund, the Board has determined not to subject the fund to a discretionary liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Pricing of Shares
Each business day, the fund calculates its share price, net asset value per share or NAV, as of the close of the NYSE (generally 4:00 p.m. Eastern Time). This means that NAVs are calculated using the values of the fund’s portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or that the investment adviser deems to be unreliable are required to be valued at fair value following procedures approved by the Board. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
To the extent the fund invests in foreign securities, shareholders should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund’s securities may change on days when it is not possible to buy or sell shares of the fund.
The fund uses approved pricing sources (including pricing services) to provide values for its portfolio securities. Values are generally determined by the approved pricing sources as follows: generally, securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are generally valued at an evaluated price using a mid-price supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed-income securities normally are valued based on valuations provided by approved pricing services. Securities will be fair valued pursuant to procedures approved by the fund’s Board when market quotations are not “readily available” or the investment adviser deems them unreliable.

For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular domestic market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments. The Valuation Designee periodically provides reports to the Board on items related to its fair value of fund investments.
NOTE: Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the fund in Creation Units. Fund shares that are purchased or sold on a national securities exchange will be effected at prevailing market prices, which may be higher (premium) or lower (discount) than NAV, and may be subject to brokerage commissions and charges.
TAXATION
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Fund
It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
The fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and certain amounts with respect to which estimated taxes are paid in such calendar year. The fund may in certain circumstances be required to liquidate fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.
The fund’s transactions in futures contracts, forward contracts, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.
The fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. The fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the fund’s other investments and shareholders are advised on the nature of the distributions.
With respect to investments in zero coupon securities or other securities which are issued with “original issue discount,” the fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, the fund may have to sell fund securities to distribute such imputed income which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the fund to include the market discount in income as it accrues, gain on the fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
The federal income tax treatment of certain of the fund’s investments may be uncertain. In particular, the fund’s investments in below investment grade bonds raise special issues, including their appropriate federal income tax classification (for example, as debt or equity), and the determination of whether a debt is worthless, when to cease accruing interest, and the proper taxable year for claiming a deduction. Modifications and exchanges of debt obligations in connection with the workout or bankruptcy of a debtor may raise additional issues as to their appropriate tax treatment. The fund will seek to make these determinations based on all pertinent evidence. In many cases, however, it may be difficult to make these determinations with certainty, which could impact the character and timing of the fund’s income and deductions, and the amounts to be distributed by the fund to avoid federal income or excise taxes.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.
Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by the fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. It is not expected that any portion of these distributions will be eligible for the dividends-received deduction for corporate shareholders or to be treated as qualified dividend income which is eligible in certain circumstances for reduced maximum tax rates to individuals.
Distributions from net capital gain (if any) that are reported as capital gain dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the fund. However, if you receive a capital gain dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gain dividend, be treated as a long-term capital loss. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If the fund makes a distribution to a shareholder in excess of the fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
Because fund shares are available for sale on the [NYSE Arca, Inc.], a shareholder selling shares on the [NYSE Arca, Inc.] may realize gains and losses generally due to differences between the market price at which shares are acquired and the market price at which shares are sold. Generally, if a shareholder holds the shares as a capital asset, unless the shareholder chooses to adopt a simplified “NAV method” of accounting (described below), any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.
A shareholder may elect to adopt an NAV method of accounting for computing gains and losses from taxable dispositions of fund shares. Under the NAV method, rather than compute gain or loss separately for each taxable disposition of fund shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s fund shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus sales) in those shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.
For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. The fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for the fund to pass through to non-corporate shareholders the character of income derived from MLP investments. It is uncertain whether future legislation or other guidance will enable the fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.
The fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to section 351 of the Internal Revenue Code, the fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their “unrelated business taxable income” (UBTI). Under current law, the fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the fund where, for example, (i) the fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or (ii) its shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the fund from holding investments in REITs that hold residual interests in REMICs, and the fund may do so. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.
Backup Withholding – The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Disclosure for Non-U.S. Shareholders – Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, U.S. source interest related dividends and short-term capital gain dividends generally are not subject to U.S. withholding tax if the fund elects to report such dividends in a written notice. Distributions to foreign shareholders of such short-term capital gain, of long-term capital gains, and any gains from the sale or other disposition of shares of the fund, generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Foreign shareholders may also be subject to U.S. estate taxes with respect to shares in the fund. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Notwithstanding the foregoing, a portion of the income, if any, derived by the fund from investments in REITs that hold residual interests in REMICs may be classified as “excess inclusion income.” In respect of foreign shareholders, no exemption or reduction in withholding tax will apply to such excess inclusion income.
The fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.
Reportable Transactions – Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2025

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Laudus Trust (“Schwab Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2025

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). CSIM’s Investment Stewardship Team has the primary responsibility for overseeing that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives regular reports from the Investment Stewardship Team on these activities.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency, corporate governance structures, and the management of environmental, social and other governance issues that it believes protect and promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on corporate governance structures that will help protect and promote shareholder value. CSIM also recognizes that companies can conduct themselves in ways that have important environmental and social consequences. Therefore, CSIM’s focus on maximizing long-term shareholder value includes consideration of potential environmental and social impacts that we believe are relevant to individual companies.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM will vote against management’s recommendations when it believes doing so will protect or promote long-term shareholder value.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Institutional Shareholder Services Inc. to conduct research and provide voting recommendations on certain topics and may retain additional experts in the proxy voting, corporate governance, and environmental and social areas in the future.
To support CSIM in efficiently executing its votes, Glass Lewis, simultaneously with issuing its voting recommendations, also automatically populates votes based on CSIM’s custom voting guidelines, except for certain ballot items which CSIM elects to vote manually. CSIM’s votes are executed just prior to the vote deadline, which allows CSIM the opportunity to incorporate changes in Glass Lewis voting recommendations or the receipt of additional information from the company or other parties.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
The Proxy Committee reviews CSIM’s proxy voting guidelines with input from the Investment Stewardship Team at least annually and evaluates them in light of the long-term best interests of shareholders. In addition, for U.S. companies, contested director elections, “vote no” campaigns, mergers and acquisitions, some executive compensation and election of director proposals, and many shareholder proposals, including environmental, social, and governance-related proposals, such as those requesting additional environmental, social and political disclosures, are voted on a case-by-case basis by the Investment Stewardship Team.
While the voting policy is in place to provide structure and guidance and ensure CSIM’s approach is consistent and repeatable, CSIM recognizes instances may arise that would benefit from additional research and analysis to determine CSIM’s policy recommendation. As such, CSIM reserves the right to use discretion and apply a case-by-case approach when determining its vote decision for any proposal that it believes warrants added scrutiny by the Investment Stewardship Team.
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The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects boards to be composed of at least a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience, and skills contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
●
A company board is not sufficiently diverse with respect to background, or the board has not provided a reasonable explanation of board diversity or lack thereof
●
Non-independent directors serve on the nominating, compensation or audit committees
●
A director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
●
A director approved executive compensation schemes that appear misaligned with shareholders’ interests
●
A director recently acted in a manner inconsistent with this Proxy Policy or failed to be responsive to shareholder concerns
●
The company has not provided explicit disclosure of board oversight of material risks
ii.
Contested Director Elections
A proxy contest is when a dissident shareholder (or group of shareholders) proposes outside nominees to compete against incumbent directors. A “Vote No” campaign is when an activist shareholder attempts to solicit votes against certain directors. CSIM evaluates proxy contests and Vote No campaigns on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the merit of the campaign, the qualifications of director nominees, long-term company performance compared to peers, board oversight of material risks, and, in the case of proxy contests, the dissident’s and management’s strategic plans for driving improvements.
iii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally does not support classified board proposals unless management has provided valid reasoning for the structure.
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Proxy Access
CSIM typically supports proxy access proposals when the following criteria are met:
●
Ownership threshold of at least 3% of the company’s outstanding shares held for at least three years
●
Number of nominees is no more than 20% of current board (rounded down to nearest whole number)
●
Group size is capped at 20 shareholders
iv.
Separation of Chair and CEO role
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring the separation of these roles unless certain circumstances are in place.
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Factors that may result in a vote supporting a shareholder proposal requiring the separation of the Chair and CEO roles include:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
●
Lack of robust lead independent director
v.
Independent Chair
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring an independent chair unless CSIM has concerns regarding a board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
There is a disconnect identified between executive pay and company performance
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
●
Compensation amounts are increased, or goals are lowered without providing a valid explanation
●
Executive compensation plan lacks adequate disclosure or rationale for decisions related to goals and amounts
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
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●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
v.
Compensation-Related Shareholder Proposals
CSIM generally votes with management on compensation-related shareholder proposals. CSIM believes the responsibility for designing an effective executive compensation program lies with the board’s compensation committee, rather than shareholders. Therefore, rather than supporting policies proposed by shareholders, a more appropriate way for shareholders to express discontent with a company’s policies and practices is through the election of directors, the advisory vote on executive compensation, proposals regarding equity plans and/or other executive compensationspecific proposals.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile is problematic
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
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F.
ENVIRONMENTAL AND SOCIAL SHAREHOLDER PROPOSALS

Effective oversight of material environmental and social risks relevant to a company and its business is an essential board function. In CSIM’s view, appropriate risk oversight of environmental and social issues contributes to sustainable long-term value and companies should provide pertinent information on material risks common to their industry and specific to their business. CSIM evaluates, on a case-by-case basis, shareholder proposals regarding environmental and social issues, including those calling for additional disclosure of material risks to a company, with emphasis placed on those risks identified within the framework of the Sustainability Accounting Standards Board (SASB).
CSIM recognizes that financial performance can be impacted by a company’s environmental, social and human capital management policies. CSIM’s case-by-case evaluation of these proposals takes into consideration a company’s current practices, level of reporting, disclosures by its peers, and the existence of controversies or litigation related to the issue.
CSIM believes that, in most instances, boards are best positioned to determine their company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
i.
Climate Change Proposals
CSIM believes that companies should provide pertinent information on the management of potential climate change-related risks, with the understanding that the relevance of this disclosure for any specific company will vary depending on its industry and operations. For companies operating in carbon-intensive industries, we believe boards should be considering a range of energy demand scenarios. We generally support proposals requesting additional disclosure on climate change-related impacts when the company’s current reporting is inadequate.
ii.
Corporate Political Activity Proposals
CSIM expects boards of directors to have a stated oversight process for political contributions and lobbying activities. CSIM evaluates proposals asking for disclosure of a company’s political contributions and lobbying activities on a case-by-case basis and considers supporting them if there is no evidence of board oversight, a political spending policy and/or a company’s disclosure is deficient and lags that of its peers.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”), an affiliate of such Fund, or a CSIM employee. The Proxy Committee has directed that Glass Lewis be instructed to vote any such proxies in the same proportion as the votes of all other shareholders in the fund (i.e., “echo vote”).
With respect to proxies of an underlying Affiliated Fund, the Investment Stewardship Team will ensure that such proxies are “echo voted,” unless otherwise required by law. When required by law or applicable exemptive order, the Investment Stewardship Team will also ensure the “echo voting” of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Investment Stewardship Team will ensure such proxies are echo-voted, unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority,
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reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination,
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defaulting to the standard CSIM Proxy Voting Policy.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the board of (i) CSC or (ii) an Affiliated Fund, which are affiliated with such company, are participants in such meetings.
5

B.
FOREIGN SECURITIES/SHAREBLOCKING

Voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
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proxy statements and ballots written in a foreign language,
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untimely and/or inadequate notice of shareholder meetings,
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restrictions of foreigner’s ability to exercise votes,
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requirements to vote proxies in person,
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requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, CSIM, in conjunction with Glass Lewis, uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan when deemed appropriate and in the best interest of shareholders and complies with all reporting requirements.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. In addition, CSIM may share proxy voting with an investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-adviser to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes or in the case of shared voting responsibility, potentially override the sub-adviser’s vote recommendation. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended, and the Investment Company Act of 1940, as amended.
6

Schwab Strategic Trust
PEA No. 175
Part C: Other Information
ITEM 28.
EXHIBITS.

(a)(1)	Certificate of Trust, dated January 27, 2009, of Schwab Strategic Trust (the Registrant or the Trust) is incorporated herein by reference to Exhibit (a)(1) to Registrant’s Registration Statement, filed July 15, 2009.
(a)(2)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated October 12, 2009, is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 2 to Registrant’s Registration Statement, filed October 27, 2009.
(b)	Registrant’s By-Laws, dated January 26, 2009, is incorporated herein by reference to Exhibit (b) to Registrant’s Registration Statement, filed July 15, 2009.
(c)	Reference is made to Article 5 to Registrant’s Amended and Restated Agreement and Declaration of Trust.
(d)(1)	Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 28, 2017 (hereinafter referred to as PEA No. 95).
(d)(2)	Amendment No. 1, dated October 5, 2017, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on October 5, 2017 (hereinafter referred to as PEA No. 101).
(d)(3)	Amendment No. 2, dated March 11, 2019, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 26, 2019 (hereinafter referred to as PEA No. 111).
(d)(4)	Amendment No. 3, dated October 3, 2019, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on October 3, 2019 (hereinafter referred to as PEA No. 116).
(d)(5)	Amendment No. 4, dated December 13, 2019, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on February 24, 2020 (hereinafter referred to as PEA No. 120).
(d)(6)	Amendment No. 5, dated February 25, 2020, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 121 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 17, 2020.
(d)(7)	Amendment No. 6, dated February 24, 2021, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on March 23, 2021 (hereinafter referred to as PEA No. 130).
(d)(8)	Amendment No. 7, dated February 24, 2021, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on November 2, 2021 (hereinafter referred to as PEA No. 139).
(d)(9)	Amendment No. 8, dated December 20, 2021, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 28, 2022.
(d)(10)	Amendment No. 9, dated July 1, 2022, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1 2017, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on July 15, 2022.
(d)(11)	Amendment No. 10, dated July 29, 2022, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on July 29, 2022 (hereinafter referred to as PEA No. 150).

(d)(12)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 151 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on September 28, 2022 (hereinafter referred to as PEA No. 151).
(d)(13)	Amendment No. 12, dated June 26, 2023, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on June 26, 2023 (hereinafter referred to as PEA No. 160).
(d)(14)	Amendment No. 13, dated September 25, 2023, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 163 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 27, 2023 (hereinafter referred to as PEA No. 163).
(d)(15)	Amendment No. 14, dated July 30, 2024, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on July 30, 2024 (hereinafter referred to as PEA No. 169).
(d)(16)	Amendment No. 15, dated November 7, 2024, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on November 7, 2024 (hereinafter referred to as PEA No. 172).
(d)(17)	Amendment No. 16, dated January 13, 2025, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 174 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on January 13, 2024 (hereinafter referred to as PEA No. 174).
(d)(18)	Amendment No. 17, dated February 28, 2025, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is filed herein as Exhibit (d)(18).
(d)(19)	Investment Sub-Advisory Agreement between Charles Schwab Investment Management, Inc. and Ariel Investments, LLC, dated February 24, 2021, is incorporated herein by reference to Exhibit (d)(9) of PEA No. 139.
(e)(1)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 21, 2010 (hereinafter referred to as PEA No. 1).
(e)(2)	Amendment No. 1, dated July 26, 2010, to Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on July 23, 2010.
(e)(3)	Amendment No. 2, dated December 17, 2010, to Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 15, 2011 (hereinafter referred to as PEA No. 7).
(e)(4)	Amendment No. 3, dated July 1, 2011, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on July 8, 2011 (hereinafter referred to as PEA No. 12).
(e)(5)	Amendment No. 4, dated October 1, 2011, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on October 14, 2011 (hereinafter referred to as PEA No. 17).
(e)(6)	Amendment No. 5, dated August 8, 2013, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on August 8, 2013.
(e)(7)	Amendment No. 6, dated October 5, 2017, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(7) of PEA No. 101.
(e)(8)	Amendment No. 7, dated October 3, 2019, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 118 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 18, 2019 (hereinafter referred to as PEA No. 118).

(e)(9)	Amendment No. 8, dated December 12, 2019, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(9) of PEA No. 120.
(e)(10)	Amendment No. 9, dated February 24, 2021, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(10) of PEA No. 130.
(e)(11)	Amendment No. 10, dated November 2, 2021, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(11) of PEA No. 139.
(e)(12)	Amendment No. 11, dated July 29, 2022, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(12) of PEA No. 150.
(e)(13)	Amendment No. 12, dated September 28, 2022, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference toExhibit (e)(13) of PEA No. 151.
(e)(14)	Amendment No. 13, dated June 26, 2023, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(14) of PEA No. 160.
(e)(15)	Amendment No. 14, dated July 30, 2024, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(15) of PEA No. 169.
(e)(16)	Amendment No. 15, dated November 7, 2024, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(16) of PEA No. 172.
(e)(17)	Amendment No. 16, dated January 13, 2025, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated herein by reference to Exhibit (e)(17) of PEA No. 174.
(f)	Not applicable.
(g)(1)	Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on October 7, 2009 (hereinafter referred to as Pre-Effective Amendment No. 1).
(g)(2)	Amendment, dated October 8, 2009, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(2) of PEA No. 1.
(g)(3)	Amendment, dated July 26, 2010, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on September 24, 2010 (hereinafter referred to as PEA No. 4).
(g)(4)	Amendment, dated December 17, 2010, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(4) of PEA No. 7.
(g)(5)	Amendment, dated July 1, 2011, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(5) of PEA No. 12.
(g)(6)	Amendment, dated October 1, 2011, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(6) of PEA No. 17.
(g)(7)	Amendment, dated July 8, 2013, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 26, 2013 (hereinafter referred to as PEA No. 56).
(g)(8)	Amendment, dated October 5, 2017, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(8) of PEA No. 101.
(g)(9)	Amendment, dated November 16, 2017, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 28, 2017 (hereinafter referred to as PEA No. 103).
(g)(10)	Amendment, dated October 3, 2019, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(10) of PEA No. 116.
(g)(11)	Amendment, dated February 24, 2021, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(11) of PEA No. 130.

(g)(12)	Amendment, dated April 30, 2021, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(12) of Post-Effective Amendment No. 173 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 20, 2024 (hereinafter referred to as PEA No. 173).
(g)(13)	Amendment, dated November 2, 2021, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(12) of PEA No. 139.
(g)(14)	Amendment, dated July 29, 2022, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(13) of PEA No. 150.
(g)(15)	Amendment, dated September 28, 2022, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(14) of PEA No. 151.
(g)(16)	Amendment, dated June 26, 2023, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(15) of PEA No. 160.
(g)(17)	Amendment, dated July 30, 2024, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(16) of PEA No. 169.
(g)(18)	Amendment, dated November 7, 2024, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(17) of PEA No. 172.
(g)(19)	Amendment, dated December 11, 2024, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(19) of PEA No. 173.
(g)(20)	Amendment, dated January 13, 2025, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(20) of PEA No. 174.
(h)(1)	Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1) of PEA No. 118.
(h)(1)(a)	Amendment No. 8, dated February 24, 2021, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(h) of PEA No. 130.
(h)(1)(b)	Amendment No. 9, dated November 2, 2021, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(b) of PEA No. 139.
(h)(1)(c)	Amendment No. 10, dated July 29, 2022, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(c) of PEA No. 150.
(h)(1)(d)	Amendment No. 11, dated September 28, 2022, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(d) of PEA No. 151.
(h)(1)(e)	Amendment No. 12, dated June 26, 2023, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(e) of PEA No. 160.
(h)(1)(f)	Amendment No. 13, dated July 30, 2024, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(f) of PEA No. 169.
(h)(1)(g)	Amendment No. 14, dated November 7, 2024, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(g) of PEA No. 172.
(h)(1)(h)	Amendment No. 15, dated January 13, 2025, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated herein by reference to Exhibit (h)(1)(h) of PEA No. 174.
(h)(2)	Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2) of PEA No. 118.
(h)(2)(a)	Amendment, dated October 9, 2020, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(h) of Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 18, 2020.
(h)(2)(b)	Amendment, dated February 24, 2021, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(i) of PEA No. 130.

(h)(2)(c)	Amendment, dated November 2, 2021, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(c) of PEA No. 139.
(h)(2)(d)	Amendment, dated July 29, 2022, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(d) of PEA No. 150.
(h)(2)(e)	Amendment, dated September 28, 2022, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(e) of PEA 151.
(h)(2)(f)	Amendment, dated June 26, 2023, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(f) of PEA No. 160.
(h)(2)(g)	Amendment, dated July 30, 2024, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(g) of PEA No. 169.
(h)(2)(h)	Amendment, dated November 7, 2024, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(h) of PEA No. 172.
(h)(2)(i)	Amendment, dated January 13, 2025, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated herein by reference to Exhibit (h)(2)(i) of PEA No. 174.
(h)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1.
(h)(4)	Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4) of Pre-Effective Amendment No. 1.
(h)(4)(a)	Amendment, dated October 8, 2009, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5) of PEA No. 1.
(h)(4)(b)
Amendment, dated July 26, 2010, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, filed September 24, 2010, is incorporated herein by reference to Exhibit (h)(10) of PEA No. 4.

(h)(4)(c)	Amendment, dated December 17, 2010, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(c) of PEA No. 7.
(h)(4)(d)	Amendment, dated July 1, 2011, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(d) of PEA No. 12.
(h)(4)(e)	Amendment, dated October 1, 2011, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(e) of PEA No. 17.
(h)(4)(f)	Amendment, dated July 8, 2013, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(f) of PEA No. 56.
(h)(4)(g)	Amendment, dated January 20, 2016, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(g) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on December 28, 2016 (hereinafter referred to as PEA No. 92).
(h)(4)(h)	Amendment, dated August 18, 2016, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(h) of PEA No. 92.
(h)(4)(i)	Amendment, dated February 2, 2017, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(i) of PEA No. 95.
(h)(4)(j)	Amendment, dated October 5, 2017, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(j) of PEA No. 101.
(h)(4)(k)	Amendment, dated November 16, 2017, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(k) of PEA No. 103.
(h)(4)(l)	Amendment, modified March 11, 2019, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(l) of PEA No. 111.
(h)(4)(m)	Amendment, dated October 3, 2019, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(m) of PEA No. 118.

(h)(4)(n)	Amendment, dated March 23, 2021, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(n) of Post-Effective Agreement No. 131 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 5, 2021 (hereinafter referred to as PEA No. 131).
(h)(4)(o)	Amendment, dated November 2, 2021, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(o) of PEA No. 139.
(h)(4)(p)	Amendment, dated July 29, 2022, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(p) of PEA No. 150.
(h)(4)(q)	Amendment, dated September 28, 2022, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(q) of PEA 151.
(h)(4)(r)	Amendment, dated June 26, 2023, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(r) of PEA No. 160.
(h)(4)(s)	Amendment, dated July 30, 2024, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(s) of PEA No. 169.
(h)(4)(t)	Amendment, dated November 7, 2024, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(t) of PEA No. 172.
(h)(4)(u)	Amendment, dated November 14, 2024, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(u) of PEA No. 173.
(h)(4)(v)	Amendment, dated January 13, 2025, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(4)(v) of PEA No. 174.
(h)(5)	Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(6) of Pre-Effective Amendment No. 1.
(h)(5)(a)	Amendment, dated October 8, 2009, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(7) of PEA No. 1.
(h)(5)(b)	Amendment, dated July 26, 2010 to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, filed September 24, 2010, is incorporated herein by reference to Exhibit (h)(11) of PEA No. 4.
(h)(5)(c)	Amendment, dated December 17, 2010, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(c) of PEA No. 7.
(h)(5)(d)	Amendment, dated July 1, 2011, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(d) of PEA No. 12.
(h)(5)(e)	Amendment, dated October 1, 2011, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(e) of PEA No. 17.
(h)(5)(f)	Amendment, dated August 8, 2013, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(f) of PEA No. 56.
(h)(5)(g)	Amendment, dated October 5, 2017, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(g) of PEA No. 101.
(h)(5)(h)	Amendment, dated October 3, 2019, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(h) of PEA No. 118.

(h)(5)(i)	Amendment, dated March 23, 2021, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(i) of PEA No. 131.
(h)(5)(j)	Amendment, dated November 2, 2021, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(j) of PEA No. 139.
(h)(5)(k)	Amendment, dated July 29, 2022, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(k) of PEA No. 150.
(h)(5)(l)	Amendment, dated September 28, 2022, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(l) of PEA 151.
(h)(5)(m)	Amendment, dated June 26, 2023, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(m) of PEA No. 160.
(h)(5)(n)	Amendment, dated July 30, 2024, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(n) of PEA No. 169.
(h)(5)(o)	Amendment, dated November 7, 2024, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(o) of PEA No. 172.
(h)(5)(p)	Amendment, dated January 13, 2025, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(5)(p) of PEA No. 174.
(h)(6)	Sublicense Agreement between the Registrant, Schwab Investments and Charles Schwab Investment Management, Inc., dated October 5, 2017, is incorporated herein by reference to Exhibit (h)(6) of PEA No. 101.
(h)(7)	Form of Fund of Funds Investment Agreement, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 141 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on March 2, 2022.
(i)	Opinion and Consent of Counsel to be filed by amendment.
(j)(1)	Not applicable.
(j)(2)	Power of Attorney executed by Omar Aguilar, dated January 1, 2025, is incorporated herein by reference to Exhibit (j)(2) of PEA No. 174.
(j)(3)	Power of Attorney executed by Robert W. Burns, dated January 1, 2016, is incorporated herein by reference to Exhibit (j)(5) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on January 12, 2026 (hereinafter referred to as PEA No. 86).
(j)(4)	Power of Attorney executed by David L. Mahoney, dated January 1, 2016, is incorporated herein by reference to Exhibit (j)(8) of PEA No. 86.
(j)(5)	Power of Attorney executed by Kimberly S. Patmore, dated January 1, 2016, is incorporated herein by reference to Exhibit (j)(10) of PEA No. 86.
(j)(6)	Power of Attorney executed by Nancy F. Heller, dated June 1, 2018, is incorporated herein by reference to Exhibit (j)(11) of Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on June 26, 2018.
(j)(7)	Power of Attorney executed by Jane P. Moncreiff, dated January 28, 2019, is incorporated herein by reference to Exhibit (j)(13) of PEA No. 111.
(j)(8)	Power of Attorney executed by Dana S. Smith, dated January 11, 2023, is incorporated herein by reference to Exhibit (j)(9) of Post-Effective Amendment No. 154 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on January 17, 2023 (hereinafter referred to as PEA No. 154).
(j)(9)	Registrant, Certified Resolution regarding Powers of Attorney, dated June 10, 2020 is incorporated herein by reference to Exhibit (j)(15) of Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on June 26, 2020.
(j)(10)	Power of Attorney executed by Jean Derek Penn, dated June 1, 2021, is incorporated herein by reference to Exhibit (j)(15) of Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on June 25, 2021.

(j)(11)	Power of Attorney executed by Michael J. Beer, dated September 26, 2022, is incorporated herein by reference to Exhibit (j)(13) of Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on November 7, 2022 (hereinafter referred to as PEA No. 152).
(j)(12)	Power of Attorney executed by Richard A. Wurster, dated January 1, 2025, is incorporated herein by reference to Exhibit (j)(12) of PEA No. 174.
(k)	Not applicable.
(l)	None.
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)(1)	Joint Code of Ethics for the Registrant, Charles Schwab Investment Management, Inc. and Charles Schwab & Co., Inc., dated June 6, 2024, is incorporated herein by reference to Exhibt (p)(1) of Post-Effective Amendment No. 167 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on June 21, 2024 (hereinafter referred to as PEA No. 167).
(p)(2)	Code of Ethics of SEI Investments Distribution Corporation, dated February 29, 2024, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A (File No. 811-22311) electronically filed with the SEC on April 26, 2024.
(p)(3)	Code of Ethics of Ariel Investments, LLC, dated December 31, 2024, is filed herein as Exhibit (p)(3).

ITEM 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of the Registrant is identical to the boards of trustees of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Each such trust has Charles Schwab Investment Management, Inc. as its investment adviser. In addition, the officers of the Registrant are also identical to those of each such other trust. As a result, the above-named trusts may be deemed to be under common control with the Registrant. Nonetheless, the Registrant takes the position that it is not under common control with such other trusts because the power residing in the respective trusts’ boards and officers arises as a result of an official position with each such trust.
ITEM 30.
INDEMNIFICATION.

Reference is made to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (a)(2) filed October 27, 2009) and Article 11 of Registrant’s By-Laws (Exhibit (b) filed July 15, 2009). In accordance with Sections 17(h) and 17(i) of the 1940 Act, said Agreement and Declaration of Trust and By-Laws do not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the Act), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Registrant’s investment adviser is Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, a Delaware corporation, organized in October 1989 with a principal place of business at 211 Main Street, San Francisco, CA 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust; investment adviser to Laudus Trust; investment adviser and/or administrator to any other open-end management investment companies that Schwab may sponsor in the future; and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position with Adviser	Name of Other Company	Capacity
Omar Aguilar, Director, Chief Executive Officer, President and Chief Investment Officer	Schwab ETFs	Trustee, Chief Executive Officer, President and Chief Investment Officer
	Schwab Funds	Trustee, Chief Executive Officer, President and Chief Investment Officer
	Laudus Trust	Trustee, Chief Executive Officer, President and Chief Investment Officer
Patrick Cassidy, Managing Director and Chief Investment Officer	Schwab Funds	Vice President and Chief Investment Officer
	Laudus Trust	Vice President and Chief Investment Officer
	Schwab ETFs	Vice President and Chief Investment Officer
Mark Hunter, Managing Director and Chief Compliance Officer	Charles Schwab & Co., Inc	Managing Director
	Schwab ETFs	Chief Compliance Officer
	Schwab Funds	Chief Compliance Officer
	Laudus Trust	Chief Compliance Officer
Catherine MacGregor, Managing Director and Chief Legal Officer	Charles Schwab & Co., Inc.	Managing Director
	Schwab ETFs	Secretary and Chief Legal Officer
	Schwab Funds	Secretary and Chief Legal Officer
	Laudus Trust	Vice President, Chief Legal Officer and Clerk
William P. McMahon, Jr., Managing Director and Chief Investment Officer	Schwab ETFs	Vice President and Chief Investment Officer
	Schwab Funds	Vice President and Chief Investment Officer
	Laudus Trust	Vice President and Chief Investment Officer
Jessica Seidlitz, Managing Director, Chief Operating Officer, and Chief Financial Officer	Schwab Funds	Chief Operating Officer
	Schwab ETFs	Chief Operating Officer
	Laudus Trust	Chief Operating Officer
	Charles Schwab & Co., Inc.	Managing Director
Michael D. Verdeschi, Director	The Charles Schwab Corporation	Managing Director and Chief Financial Officer
	Charles Schwab & Co., Inc.	Director, Managing Director and Chief Financial Officer
	Family Wealth Alliance, Inc.	Managing Director and Chief Financial Officer
	Ameritrade Holding LLC	Manager
	Schwab Holdings, Inc.	Director, Managing Director and Chief Financial Officer
	Charles Schwab Global Holdings, Inc.	Managing Director and Chief Financial Officer
	Performance Technologies, Inc.	Managing Director and Chief Financial Officer
	Schwab (SIS) Holdings, Inc. I	Managing Director and Chief Financial Officer
	Schwab Technology Holdings, Inc.	Managing Director and Chief Financial Officer
Richard A. Wurster, Director	Schwab Funds	Chairman and Trustee
	Schwab ETFs	Chairman and Trustee
	Laudus Trust	Chairman and Trustee
	The Charles Schwab Corporation	Director, Chief Executive Officer and President

ITEM 32.
PRINCIPAL UNDERWRITER:

(a) SEI Investments Distribution Co. (the Distributor) is the principal underwriter of the Trust.
The Distributor acts as distributor for:
SEI Daily Income Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust

SEI Institutional International Trust
The Advisors’ Inner Circle Fund
The Advisors’ Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
City National Rochdale Funds (f/k/a CNI Charter Funds)
Causeway Capital Management Trust
SEI Offshore Opportunity Fund II, Ltd.
ProShares Trust
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
SEI Offshore Advanced Strategy Series SPC
SEI Structured Credit Fund, LP
Global X Funds
ProShares Trust II
SEI Special Situations Fund, Ltd.
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
Schwab Strategic Trust
RiverPark Funds Trust
Adviser Managed Trust
SEI Core Property Fund, LP
New Covenant Funds
KraneShares Trust
The Advisors’ Inner Circle Fund III
SEI Catholic Values Trust
SEI Hedge Fund SPC
SEI Energy Debt Fund, LP
Gallery Trust
City National Rochdale Select Strategies Fund
Tidal Trust III (f/k/a Impact Shares Trust I)
City National Rochdale Strategic Credit Fund
Symmetry Panoramic Trust
Frost Family of Funds
SEI Vista Fund, Ltd.
Wilshire Private Assets Fund
Catholic Responsible Investments Funds

SEI Exchange Traded Funds
SEI Global Private Assets VI, L.P.
Quaker Investment Trust
SEI Alternative Income Fund
(b) Information with respect to each director, officer or partner of each principal underwriter is as follows. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.
Name	Position and Office with Underwriter	Positions and Offices with Registrant
Paul F. Klauder	President, Chief Executive Officer & Director	None
John C. Munch	General Counsel & Secretary	None
William M. Doran	Director	None
John Alshefski	Director	None
Kevin Crowe	Director	None
Jason McGhin	Vice President & Chief Operations Officer	None
John P. Coary	Vice President, Chief Financial Officer & Treasurer	None
Jennifer H. Campisi	Chief Compliance Officer, Assistant Secretary & Anti-Money Laundering Officer	None
William M. Martin	Vice President	None
Christopher Rowan	Vice President	None
Judith A. Rager	Vice President	None
Gary Michael Reese	Vice President	None
Robert M. Silvestri	Vice President	None
(c) None.
ITEM 33.
LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act, as amended, and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, CA 94105; Registrant’s principal underwriter, SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456; Registrant’s custodian and fund accountant, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114-2016; Registrant’s transfer agent, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114-2016; and Registrant’s subadviser: Ariel Investments, LLC, 200 East Randolph Street, Chicago, IL 60601.
ITEM 34.
MANAGEMENT SERVICES.

None.
ITEM 35.
UNDERTAKINGS.

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 175 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 13th day of March, 2025.
SCHWAB STRATEGIC TRUST Registrant
Omar Aguilar* Omar Aguilar, Chief Executive Officer, President and Chief Investment Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 175 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 13th day of March, 2025.
Signature	Title
Richard A. Wurster* Richard A. Wurster	Chairman and Trustee
Michael J. Beer* Michael J. Beer	Trustee
Robert W. Burns* Robert W. Burns	Trustee
Nancy F. Heller* Nancy F. Heller	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Jane P. Moncreiff* Jane P. Moncreiff	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
J. Derek Penn* J. Derek Penn	Trustee
Omar Aguilar* Omar Aguilar	Trustee, Chief Executive Officer, President and Chief Investment Officer
Dana S. Smith* Dana S. Smith	Treasurer and Chief Financial Officer
*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney‑in‑Fact Pursuant to Power of Attorney